D1 Provisions	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
D1 Provisions

Provisions

Provisions
	Restructuring	Customer related	Supplier related	Warranty	Share-based payments	Other	Total
2022
Opening balance	639	3,440	1,231	1,074	1,591	1,529	9,504
Additions	400	1,024	561	368	303	4,129	6,785
Balances regarding acquired business 1)	—	—	—	—	—	1,050	1,050
Reversal of excess amounts	(54)	(585)	(960)	(120)	(99)	(220)	(2,038)
Charged to income statement							4,747
Utilization 1)	(338)	(824)	(144)	(646)	(897)	(1,724)	(4,573)
Reclassifications	(21)	(31)	32	—	—	595	575
Translation differences	43	69	2	2	87	82	285
Closing balance	669	3,093	722	678	985	5,441	11,588

Of which current provisions	448	1,215	198	572	642	4,554	7,629
Of which non-current provisions	221	1,878	524	106	343	887	3,959

2021
Opening balance	1,200	3,850	791	987	2,107	1,531	10,466
Additions	303	795	1,020	455	1,367	483	4,423
Reversal of excess amounts	(98)	(491)	(228)	(153)	(122)	(86)	(1,178)
Charged to income statement							3,245
Utilization	(785)	(841)	(175)	(109)	(1,837)	(462)	(4,209)
Reclassifications	(1)	104	(179)	(107)	—	39	(144)
Translation differences	20	23	2	1	76	24	146
Closing balance	639	3,440	1,231	1,074	1,591	1,529	9,504

Of which current provisions	411	1,488	1,231	320	915	1,417	5,782
Of which non-current provisions	228	1,952	—	754	676	112	3,722

1)	Includes a provision from acquired business in the third quarter 2022, which was utilized in the fourth quarter 2022. For more information see note E2 “Business combinations”.

Provisions will fluctuate over time depending on the business mix, market mix and, technology shifts. Risk assessment in the ongoing business is performed monthly to identify the need for new additions and reversals. Management uses its best judgment to estimate provisions based on this assessment. Under certain circumstances, provisions are no longer required due to outcomes being more favourable than anticipated, which affect the provision balance as a reversal. In other cases, the outcome can be negative, and if so, a charge is recorded in the income statement.
For 2022, the total provision value is SEK 11.6 (9.5) billion, of which SEK 4.0 (3.7) billion is classified as non-current.
The provision balance increased mainly due to the SEK
2.3

billion provision raised in the fourth quarter of 2022 in relation to a potential resolution with the United States Department of Justice (DOJ), noting that the Company, on March 2, 2023, entered into the DOJ Plea Agreement with the DOJ and agreed to pay a fine of approx. SEK 2.2 billion. Refer to the section “Other provisions” below.
For more information, see note A1 “Significant accounting policies” and note A2 “Critical accounting estimates and judgments” for key estimation uncertainty regarding timing and amount.
Restructuring provisions
Restructuring provisions relate to structural efficiency programs that are planned and controlled by management and have a material impact on either the scope of the business undertaken or the manner in which the business is conducted. The scope of the structural efficiency measures involves service delivery, supply and manufacturing, R&D, and selling and administration expenses. Restructuring provisions are recognized based on the expected costs of the respective restructuring programs and primarily consist of personnel costs. Estimation uncertainty exists regarding the execution of the restructuring programs, which may impact the expected timing and realization of costs. Restructuring provisions are reviewed and adjusted regularly based on management’s best estimate. The expected timing and amount of outflows are dependent on whether the plan execution is in line with management’s assessment. The majority of the restructuring provision will be utilized within 1 year. For more information about the restructuring charges booked in the income statement, see note B3 “Expenses by nature.”
Customer-related provisions
Customer-related provisions mainly consist of provisions for losses on customer contracts. To measure the customer-related provisions, management estimates the unavoidable costs to fulfill the obligations under the customer contract. If the exit penalty is lower than the estimated costs to fulfill the contract, then the provision value is limited to the exit penalty value. The unavoidable costs to fulfill the contract sometimes differ from management’s estimates. Provisions raised for loss-making customer contracts are therefore regularly reviewed and adjusted based on the latest information available considering the realization of the costs estimated. The expected timing and amount of outflows are dependent on whether the customer contract execution is in line with management’s assessment. The majority of the customer-related provisions will be utilized over 4 years.
Supplier-related provisions
Supplier-related provisions are for supplier claims/guarantees based on the contractual obligations mostly relating to inventory. The provision is calculated by comparing the committed inventory purchases with the expected usage based on forecast and any excess is provided for based on an assessment of the risk of obsolescence. Therefore, estimation uncertainty exists regarding the forecast and expected usage as well as the assessment of future obsolescence, as this is based on management’s expectations. The expected timing and amount of outflows are dependent on the actual outcome of the supplier claims and guarantees. The majority of the supplier-related provisions will be utilized over 2 years.
Warranty provisions
Warranty provisions are based on historic quality rates for established products as well as estimates regarding quality rates for new products and costs to remedy the various types of faults predicted. Uncertainty exists regarding the timing and amount as management utilizes the historical trends to estimate the warranty provisions as well as the cost to repair or replace, which may differ from the actual outcomes. New product warranty provisions require further estimation since historical information is not available. These provisions do not include costs for service in additions within customer contracts that are accounted for as separate performance obligations. The expected timing and amount of outflows are dependent on the actual product faults which may occur. The majority of the warranty provisions are expected to be utilized within 1 year.
Share-based payments provisions
Share-based payments provisions relate to cash-settled share-based programs and are based on the present period’s best estimate of the eventual pay-outs,
see note G3 “Share-based compensation” for more information. The uncertainty regarding outflows is relating to the fair value of the underlying instrument during the service period and expected fulfilment of the service conditions. The majority of the share-based payment provisions are expected to be utilized within 1 year.
Other provisions
The Company made a provision in the fourth quarter of 2022 of SEK 2.3 billion in relation to a potential resolution with the United States Department of Justice (DOJ) regarding previously announced, non-criminal,
alleged breaches under the deferred prosecution agreement (DPA). The provision also includes estimated expenses of SEK 0.1 billion for the previously announced extended compliance monitorship. On March 2, 2023, the Company reached a resolution (DOJ Plea Agreement) with the DOJ regarding non-criminal breaches under its DPA. Under the DOJ Plea Agreement, the Company has agreed to pay a fine of USD 206,728,848 (approximately SEK 2.2 billion). The entry of the DOJ Plea Agreement will bring the DPA to an end. The Company’s internal investigation and its cooperation with authorities in relation to the matters discussed in a 2019 Iraq-related internal investigation report remain open and ongoing.
The Russian invasion of Ukraine has had an adverse effect on the operations of the Company’s business in Russia. As previously reported, the Company has provided SEK 0.9 billion for asset impairment and other costs in the first quarter 2022. Operations in Russia were suspended in the first quarter, and in December 2022, the Company announced that it has divested its customer support business in Russia. All costs relating to the business exit and divestment were included in the provision and fully utilized by year end.
Other than the provision relating to the DOJ, other provisions relate mostly to the divestment of the IoT business, litigation and patent infringement disputes. Management regularly assesses the likelihood of any adverse outcomes and if deemed probable then a provision is raised based on the best estimate of the expenditure required to settle with the counterpart. There is uncertainty in the final outcome and settlement, therefore management reviews the estimation regularly. Outflows relating to litigation are inherently uncertain in what applies to timing and amount, and therefore most of the provisions are expected used within 1 year.